UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-03196

Cash Reserve Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS Cash Reserve Fund Prime Series June 30, 2010

Contents

Cash Reserve Fund — Prime Series

3 Information About Your Fund's Expenses

5 Portfolio Summary

6 Statement of Assets and Liabilities

7 Statement of Operations

8 Statement of Changes in Net Assets

9 Financial Highlights

11 Notes to Financial Statements

Cash Management Portfolio

17 Investment Portfolio

30 Statement of Assets and Liabilities

31 Statement of Operations

32 Statement of Changes in Net Assets

33 Financial Highlights

34 Notes to Financial Statements

38 Other Information

39 Summary of Management Fee Evaluation by Independent Fee Consultant

44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Fund Return*	Prime Shares	Prime Institutional Shares
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,000.05	$ 1,000.10
Expenses Paid per $1,000**	$ 1.39	$ 1.34
Hypothetical 5% Fund Return*	Prime Shares	Prime Institutional Shares
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,023.41	$ 1,023.46
Expenses Paid per $1,000**	$ 1.40	$ 1.35

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Prime Shares	Prime Institutional Shares
Cash Reserve Fund — Prime Series	.28%	.27%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	6/30/10	12/31/09

Commercial Paper	35%	47%
Time Deposits	18%	10%
Certificates of Deposit and Bank Notes	17%	21%
Short-Term Notes	13%	11%
Government & Agency Obligations	10%	6%
Municipal Bonds and Notes	4%	5%
Repurchase Agreements	2%	—
Supranational	1%	—
	100%	100%
Weighted Average Maturity

Cash Reserves Fund — Prime Series	30 days	46 days
iMoneyNet First Tier Retail Money Fund Average*	35 days	47 days

* The Funds are compared to their respective iMoneyNet category: First Tier Retail Money Funds Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Portfolio's holdings, see page 17. A quarterly Fact Sheet is available upon request. Please see the Other Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Portfolio's holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$ 1,184,170,383
Receivable for Fund shares sold	15,668
Other assets	35,535
Total assets	1,184,221,586
Liabilities
Distributions payable	2,304
Payable for Fund shares redeemed	250
Other accrued expenses and payables	361,005
Total liabilities	363,559
Net assets, at value	$ 1,183,858,027
Net Assets Consist of
Accumulated distributions in excess of net investment income	(134)
Accumulated net realized gain (loss)	36,356
Paid-in capital	1,183,821,805
Net assets, at value	$ 1,183,858,027
Net Asset Value
Prime Shares Net Asset Value, offering and redemption price per share Net assets	$ 760,011,715
Shares of capital stock outstanding	760,133,519
Net asset value per share	$ 1.00
Prime Institutional Shares Net Asset Value, offering and redemption price per share Net assets	$ 423,846,312
Shares of capital stock outstanding	423,916,619
Net asset value per share	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio: Interest	$ 1,813,413
Expenses*	(947,690)
Net investment income allocated from Cash Management Portfolio	865,723
Expenses: Administration fee	631,659
Services to shareholders	373,774
Distribution and service fees	1,223,736
Directors' fees and expenses	4,323
Professional fees	20,156
Reports to shareholders	55,209
Registration fees	40,257
Other	33,450
Total expenses before expense reductions	2,382,564
Expense reductions	(1,602,170)
Total expenses after expense reductions	780,394
Net investment income	85,329
Net realized gain (loss) allocated from Cash Management Portfolio	1,050,009
Net increase (decrease) in net assets resulting from operations	$ 1,135,338

* Net of $123,067 Advisor reimbursement allocated from Cash Management Portfolio for the six months ended June 30, 2010.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 85,329	$ 3,132,297
Net realized gain (loss)	1,050,009	102,854
Net increase (decrease) in net assets resulting from operations	1,135,338	3,235,151
Distributions to shareholders from: Net investment income: Prime Shares	(39,363)	(1,139,946)
Prime Institutional Shares	(46,417)	(2,639,555)
Total distributions	(85,780)	(3,779,501)
Fund share transactions: Proceeds from shares sold	1,496,716,410	3,791,738,550
Reinvestment of distributions	75,531	3,252,692
Cost of shares redeemed	(1,721,185,254)	(4,379,617,251)
Net increase (decrease) in net assets from Fund share transactions	(224,393,313)	(584,626,009)
Increase (decrease) in net assets	(223,343,755)	(585,170,359)
Net assets at beginning of period	1,407,201,782	1,992,372,141
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $134 and $317, respectively)	$ 1,183,858,027	$ 1,407,201,782

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Shares
Years Ended December 31,	2010[a]	2009	2008	2007[b]	2007[d]	2006[d]	2005[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.000[f]	.001	.023	.035	.046	.031	.011
Net realized gain (loss)[f]	—	—	—	—	—	—	—
Total from investment operations	.000[f]	.001	.023	.035	.046	.031	.011
Less distributions from: Net investment income	(.000)[f]	(.001)	(.023)	(.035)	(.046)	(.031)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.00c,g**	.10[c]	2.28[c]	3.57c**	4.65[c]	3.11	1.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	760	850	1,173	1,364	2,104	2,035	2,275
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)[e]	.69*	.72	.68	.67*	.71	.69	.69
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)[e]	.28*	.55	.64	.65*	.71	.69	.69
Ratio of net investment income (%)	.01*	.08	2.35	4.67*	4.56	3.06	1.07

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from April 1, 2007 through December 31, 2007.

[c] Total return would have been lower had certain expenses not been reduced.

[d] For the years ended March 31.

[e] On May 14, 2007, Cash Reserve Fund — Prime Series became a feeder of Cash Management Portfolio. Expense ratios disclosed prior to December 31, 2007 are for Cash Reserve Fund — Prime Series as a stand-alone fund.

[f] Amount is less than $.0005.

[g] Amount is less than .005%.

* Annualized

** Not annualized

Prime Institutional Shares
Years Ended December 31,	2010[a]	2009	2008	2007[b]	2007[d]	2006[d]	2005[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.000[f]	.003	.026	.038	.049	.035	.015
Net realized gain (loss)[f]	—	—	—	—	—	—	—
Total from investment operations	.000[f]	.003	.026	.038	.049	.035	.015
Less distributions from: Net investment income	(.000)[f]	(.003)	(.026)	(.038)	(.049)	(.035)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.01c**	.32[c]	2.67[c]	3.87c**	5.05[c]	3.51	1.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	424	557	819	1,265	857	588	343
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)[e]	.31*	.35	.30	.29*	.32	.31	.30
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)[e]	.27*	.32	.26	.27*	.32	.31	.30
Ratio of net investment income (%)	.02*	.32	2.73	5.05*	4.95	3.54	1.46

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from April 1, 2007 through December 31, 2007.

[c] Total return would have been lower had certain expenses not been reduced.

[d] For the years ended March 31.

[e] On May 14, 2007, Cash Reserve Fund — Prime Series became a feeder of Cash Management Portfolio. Expense ratios disclosed prior to December 31, 2007 are for Cash Reserve Fund — Prime Series as a stand-alone fund.

[f] Amount is less than $.0005.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Reserve Fund — Prime Series (the "Fund") is a diversified series of Cash Reserve Fund, Inc., which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and is organized as a corporation under the laws of the state of Maryland.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio''), an open-end management investment company registered under the 1940 Act and organized as a New York Trust advised by Deutsche Investment Management Americas Inc. ("DIMA'' or the "Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2010, the Fund owned approximately 4% of the Portfolio.

The Fund offers two classes of shares to investors: Cash Reserve Prime Shares ("Prime Shares") and Cash Reserve Prime Institutional Shares ("Prime Institutional Shares").

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $1,014,000, which may be applied against any realized net taxable capital gains each succeeding year until fully utilized or until December 31, 2016 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal periods/years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Corporation are allocated among the Funds in the Corporation on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2010 through May 13, 2010, DIMA had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio, to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Prime Shares	.68%
Prime Institutional Shares	.30%

Accordingly, for the six months ended June 30, 2010, the Administration Fee was $631,659, of which $60,690 was waived and $115,306 is unpaid.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement the Advisor waived certain expenses of the Fund.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"). DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2010, the amounts charged to the Fund by DISC were as follows:

	Total Aggregated	Waived	Unpaid at June 30, 2010
Prime Shares	$ 326,388	$ 286,933	$ 39,455
Prime Institutional Shares	30,811	30,811	—
	$ 357,199	$ 317,744	$ 39,455

Distribution and Service Fees. DWS Investments Distributors, Inc. ("DIDI") is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and payable monthly at 0.25% of the Prime Shares average daily net assets. For the six months ended June 30, 2010, the Distribution Fee was as follows:

	Total Aggregated	Waived	Annualized Effective Rates
Prime Shares	$ 983,711	$ 983,711.00%

The Fund pays the Distributor a shareholder servicing fee based on the average daily net assets which is calculated daily and paid monthly at a rate of 0.07% of Prime Shares. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares. For the six months ended June 30, 2010, the shareholder servicing fee was as follows:

	Total Aggregated	Waived	Annualized Effective Rates
Prime Shares	$ 240,025	$ 240,025.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2010, the amount charged to the Fund by DIMA included in Statement of Operations under "reports to shareholders" aggregated $14,448, of which $5,882 was unpaid.

Directors' Fees and Expenses. The Fund paid each Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2010, there was one shareholder who held approximately 73% of the outstanding shares of the Fund.

D. Share Transactions

The Fund is authorized to issue up to 12.2 billion shares of $.001 par value capital stock. Transactions in capital stock were as follows (at net asset value of $1.00 per share):

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Shares	392,112,000	$ 392,112,000	725,038,248	$ 725,038,248
Prime Institutional Shares	1,104,604,410	1,104,604,410	3,066,700,302	3,066,700,302
		$ 1,496,716,410		$ 3,791,738,550
Shares issued to shareholders in reinvestment of distributions
Prime Shares	35,591	$ 35,591	1,021,503	$ 1,021,503
Prime Institutional Shares	39,940	39,940	2,231,189	2,231,189
		$ 75,531		$ 3,252,692
Shares redeemed
Prime Shares	(482,478,580)	$ (482,478,580)	(1,048,959,680)	$ (1,048,959,680)
Prime Institutional Shares	(1,238,706,674)	(1,238,706,674)	(3,330,657,571)	(3,330,657,571)
		$ (1,721,185,254)		$ (4,379,617,251)
Net increase (decrease)
Prime Shares	(90,330,989)	$ (90,330,989)	(322,899,929)	$ (322,899,929)
Prime Institutional Shares	(134,062,324)	(134,062,324)	(261,726,080)	(261,726,080)
		$ (224,393,313)		$ (584,626,009)

E. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2010 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 16.9%
Bank of Nova Scotia:
0.28%, 8/2/2010	50,000,000	49,999,556
0.46%, 8/31/2010	42,000,000	42,002,131
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 7/13/2010	28,000,000	28,000,000
0.3%, 7/19/2010	150,000,000	150,000,000
0.32%, 7/21/2010	50,000,000	50,000,000
0.39%, 7/23/2010	125,000,000	125,000,000
0.45%, 7/30/2010	35,000,000	35,000,282
Credit Agricole SA:
0.35%, 8/2/2010	200,000,000	200,000,000
0.54%, 8/6/2010	300,000,000	300,000,000
Credit Industriel et Commercial, 0.445%, 7/21/2010	157,000,000	157,000,000
Dexia Credit Local, 0.45%, 7/6/2010	115,000,000	115,000,000
DnB NOR Bank ASA, 0.46%, 8/24/2010	112,400,000	112,400,000
Intesa Sanpaolo SpA:
0.3%, 8/2/2010	100,000,000	100,000,000
0.33%, 7/7/2010	275,000,000	275,000,000
KBC Bank NV:
0.5%, 7/15/2010	200,000,000	200,000,000
0.52%, 7/23/2010	93,500,000	93,500,000
0.6%, 8/16/2010	80,000,000	80,000,000
0.6%, 8/24/2010	300,000,000	300,000,000
0.66%, 8/17/2010	175,000,000	175,000,000
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.25%, 9/15/2010	113,000,000	113,889,471
Mizuho Corporate Bank Ltd.:
0.42%, 7/12/2010	65,000,000	65,000,000
0.5%, 10/4/2010	150,000,000	150,000,000
Natixis:
0.37%, 7/6/2010	100,000,000	100,000,139
0.44%, 8/17/2010	169,500,000	169,500,000
0.53%, 8/2/2010	170,000,000	170,000,000
Nordea Bank Finland PLC:
0.31%, 8/4/2010	100,000,000	100,000,000
0.45%, 8/24/2010	140,000,000	140,000,000
0.75%, 9/23/2010	75,500,000	75,500,000
NRW.Bank, 5.375%, 7/19/2010	25,000,000	25,062,000
Skandinaviska Enskilda Banken AB, 0.4%, 7/15/2010	257,750,000	257,750,000
Sumitomo Mitsui Banking Corp.:
0.41%, 7/8/2010	123,000,000	123,000,000
0.42%, 7/7/2010	84,700,000	84,700,000
0.42%, 7/12/2010	150,000,000	150,000,000
Svensk Exportkredit AB, 4.5%, 9/27/2010	30,000,000	30,276,424
Svenska Handelsbanken AB:
0.45%, 9/23/2010	55,000,000	55,001,282
0.46%, 8/24/2010	316,000,000	316,000,000
UBS AG, 0.56%, 10/1/2010	125,000,000	125,000,000
Total Certificates of Deposit and Bank Notes (Cost $4,838,581,285)		4,838,581,285

Commercial Paper 35.0%
Issued at Discount**
Alpine Securitization, 144A, 0.35%, 7/9/2010	200,000,000	199,984,444
Amstel Funding Corp.:
0.55%, 7/26/2010	58,000,000	57,977,847
0.57%, 8/23/2010	15,000,000	14,987,413
0.65%, 7/26/2010	147,800,000	147,733,285
Argento Variable Funding:
144A, 0.34%, 7/23/2010	89,350,000	89,331,435
144A, 0.39%, 8/24/2010	150,800,000	150,711,782
144A, 0.4%, 8/24/2010	100,000,000	99,940,000
AT&T, Inc., 0.19%, 7/13/2010	100,000,000	99,993,667
BPCE SA:
0.41%, 8/4/2010	161,500,000	161,437,464
0.64%, 9/24/2010	100,000,000	99,848,889
Cancara Asset Securitisation LLC:
144A, 0.31%, 7/19/2010	79,000,000	78,987,755
144A, 0.56%, 9/7/2010	65,000,000	64,931,244
Citibank Credit Card Issuance Trust, 144A, 0.39%, 7/6/2010	95,000,000	94,994,854
Danske Corp.:
144A, 0.42%, 7/26/2010	150,000,000	149,956,250
144A, 0.6%, 10/25/2010	140,000,000	139,729,333
DnB NOR Bank ASA, 0.2%, 7/6/2010	6,291,000	6,290,825
ENI Finance USA, Inc., 0.38%, 7/15/2010	125,000,000	124,981,528
Fairway Finance LLC, 144A, 0.48%, 9/7/2010	2,105,000	2,103,091
General Electric Capital Corp.:
0.37%, 8/18/2010	175,000,000	174,913,667
0.46%, 9/7/2010	150,000,000	149,869,667
0.48%, 9/8/2010	100,000,000	99,908,000
0.52%, 10/14/2010	123,000,000	122,813,450
General Electric Capital Services, Inc.:
0.45%, 9/23/2010	100,000,000	99,895,000
0.52%, 10/15/2010	100,000,000	99,846,889
Grampian Funding LLC:
144A, 0.31%, 7/12/2010	100,000,000	99,990,528
144A, 0.32%, 7/1/2010	75,000,000	75,000,000
144A, 0.32%, 7/21/2010	75,000,000	74,986,667
144A, 0.32%, 7/22/2010	54,000,000	53,989,920
144A, 0.45%, 7/27/2010	100,000,000	99,967,500
144A, 0.49%, 8/2/2010	305,000,000	304,867,155
Hannover Funding Co., LLC:
0.37%, 7/22/2010	56,350,000	56,337,838
0.5%, 7/23/2010	28,000,000	27,991,444
0.52%, 8/3/2010	27,700,000	27,686,796
0.52%, 8/19/2010	73,000,000	72,948,332
ING (US) Funding LLC, 0.3%, 7/1/2010	5,000,000	5,000,000
Johnson & Johnson:
144A, 0.17%, 8/5/2010	47,500,000	47,492,149
144A, 0.22%, 7/1/2010	100,000,000	100,000,000
144A, 0.22%, 8/2/2010	100,000,000	99,980,444
144A, 0.29%, 8/9/2010	50,000,000	49,984,292
JPMorgan Chase & Co., 0.25%, 7/26/2010	182,750,000	182,718,273
KBC Financial Products International Ltd.:
144A, 0.45%, 7/23/2010	50,000,000	49,986,250
144A, 0.49%, 7/26/2010	46,548,000	46,532,161
144A, 0.5%, 8/9/2010	50,000,000	49,972,917
144A, 0.5%, 8/10/2010	38,500,000	38,478,611
Liberty Street Funding LLC, 144A, 0.34%, 7/1/2010	42,000,000	42,000,000
LMA Americas LLC, 144A, 0.4%, 7/20/2010	40,000,000	39,991,556
Microsoft Corp.:
0.18%, 7/28/2010	25,000,000	24,996,625
0.19%, 7/21/2010	72,000,000	71,992,400
Natixis Commercial Paper Corp., 0.42%, 8/19/2010	150,000,000	149,914,250
Nestle Capital Corp.:
0.27%, 9/13/2010	41,125,000	41,102,176
0.29%, 9/21/2010	100,000,000	99,933,944
Nestle Finance International Ltd.:
0.26%, 7/13/2010	83,000,000	82,992,807
0.27%, 8/24/2010	100,000,000	99,959,500
0.27%, 8/25/2010	98,650,000	98,609,307
New York Life Capital Corp.:
144A, 0.26%, 7/8/2010	5,000,000	4,999,747
144A, 0.26%, 7/13/2010	15,005,000	15,003,700
144A, 0.26%, 7/23/2010	39,537,000	39,530,718
144A, 0.27%, 7/1/2010	70,019,000	70,019,000
Nieuw Amsterdam Receivables Corp.:
144A, 0.36%, 7/20/2010	50,000,000	49,990,500
144A, 0.4%, 7/1/2010	169,771,000	169,771,000
144A, 0.4%, 7/12/2010	125,000,000	124,984,722
144A, 0.4%, 7/16/2010	100,000,000	99,983,333
144A, 0.45%, 8/2/2010	100,000,000	99,960,000
NRW.Bank:
0.25%, 7/6/2010	21,000,000	20,999,271
0.29%, 7/6/2010	68,000,000	67,997,261
0.31%, 7/22/2010	100,000,000	99,981,917
0.4%, 9/14/2010	140,000,000	139,883,333
0.42%, 10/6/2010	38,000,000	37,956,997
0.45%, 7/8/2010	188,500,000	188,483,506
PepsiCo, Inc.:
0.15%, 7/16/2010	50,000,000	49,996,875
0.16%, 7/15/2010	50,000,000	49,996,889
0.16%, 7/16/2010	50,000,000	49,996,667
Procter & Gamble Co., 0.16%, 7/30/2010	50,000,000	49,993,556
Procter & Gamble International Funding SCA:
144A, 0.17%, 7/21/2010	50,000,000	49,995,278
144A, 0.18%, 7/7/2010	2,000,000	1,999,940
144A, 0.18%, 7/15/2010	30,000,000	29,997,900
144A, 0.2%, 7/2/2010	60,000,000	59,999,667
144A, 0.27%, 7/16/2010	92,000,000	91,989,650
Regency Markets No. 1 LLC, 144A, 0.37%, 7/20/2010	100,000,000	99,980,472
Romulus Funding Corp.:
144A, 0.45%, 7/12/2010	35,000,000	34,995,188
144A, 0.45%, 7/13/2010	35,000,000	34,994,750
144A, 0.47%, 7/7/2010	25,000,000	24,998,042
144A, 0.5%, 7/7/2010	50,000,000	49,995,833
144A, 0.5%, 7/16/2010	64,040,000	64,026,658
144A, 0.5%, 7/23/2010	25,000,000	24,992,361
144A, 0.51%, 7/2/2010	112,000,000	111,998,413
Salisbury Receivables Co., LLC, 144A, 0.34%, 7/22/2010	43,500,000	43,491,372
Scaldis Capital LLC:
0.4%, 7/12/2010	150,000,000	149,981,667
0.4%, 7/20/2010	50,000,000	49,989,444
0.49%, 8/5/2010	92,000,000	91,956,172
Sheffield Receivables Corp.:
144A, 0.3%, 7/23/2010	100,000,000	99,981,667
144A, 0.35%, 8/3/2010	110,000,000	109,964,708
144A, 0.4%, 7/20/2010	100,000,000	99,978,889
144A, 0.42%, 8/3/2010	61,000,000	60,976,515
144A, 0.42%, 8/4/2010	50,000,000	49,980,167
Skandinaviska Enskilda Banken AB, 0.23%, 7/7/2010	247,350,000	247,340,518
Standard Chartered Bank, 0.62%, 9/10/2010	75,000,000	74,908,292
Starbird Funding Corp.:
144A, 0.05%, 7/1/2010	125,000,000	125,000,000
144A, 0.3%, 7/19/2010	50,000,000	49,992,500
144A, 0.3%, 7/20/2010	50,000,000	49,992,083
144A, 0.3%, 7/22/2010	8,000,000	7,998,600
Straight-A Funding LLC:
144A, 0.24%, 7/1/2010	41,771,000	41,771,000
144A, 0.25%, 7/6/2010	70,000,000	69,997,570
144A, 0.25%, 7/8/2010	59,776,000	59,773,094
144A, 0.26%, 7/12/2010	100,072,000	100,064,050
144A, 0.3%, 8/2/2010	130,858,000	130,823,104
144A, 0.32%, 7/19/2010	50,000,000	49,992,000
144A, 0.35%, 7/13/2010	80,061,000	80,051,660
144A, 0.35%, 8/24/2010	80,000,000	79,958,000
144A, 0.4%, 8/13/2010	37,000,000	36,982,322
144A, 0.4%, 9/14/2010	123,055,000	122,952,454
144A, 0.42%, 9/2/2010	30,062,000	30,039,904
144A, 0.43%, 8/23/2010	100,000,000	99,936,694
Tasman Funding, Inc.:
144A, 0.39%, 7/22/2010	69,919,000	69,903,093
144A, 0.4%, 7/1/2010	73,556,000	73,556,000
144A, 0.42%, 7/1/2010	20,000,000	20,000,000
Tempo Finance Corp.:
144A, 0.38%, 7/1/2010	18,000,000	18,000,000
144A, 0.4%, 7/6/2010	56,400,000	56,396,867
Total Capital Canada Ltd., 144A, 0.42%, 9/3/2010	21,180,000	21,164,186
Toyota Credit Canada, Inc., 0.47%, 8/6/2010	18,000,000	17,991,540
Toyota Credit de Puerto Rico, 0.4%, 8/30/2010	50,000,000	49,966,667
Toyota Motor Credit Corp.:
0.37%, 7/15/2010	90,000,000	89,987,050
0.4%, 7/22/2010	78,000,000	77,981,800
0.57%, 9/9/2010	75,000,000	74,916,875
0.58%, 9/2/2010	40,200,000	40,159,197
Victory Receivables Corp.:
144A, 0.4%, 7/8/2010	68,464,000	68,458,808
144A, 0.5%, 9/22/2010	132,000,000	131,847,833
Walt Disney Co., 0.18%, 7/30/2010	20,000,000	19,997,100
Total Commercial Paper (Cost $10,000,266,227)		10,000,266,227

Government & Agency Obligations 10.5%
Other Government Related 0.3%
Bank of America NA, FDIC Guaranteed, 1.7%, 12/23/2010	50,000,000	50,314,689
JPMorgan Chase & Co., FDIC Guaranteed, 2.625%, 12/1/2010	40,000,000	40,378,058
		90,692,747
US Government Sponsored Agencies 8.8%
Federal Home Loan Bank:
0.072%**, 7/2/2010	2,687,000	2,686,990
0.25%*, 7/13/2010	500,000,000	500,000,840
0.25%, 12/21/2010	12,000,000	11,994,510
Step-up Coupon, 0.25% to 8/10/2010, 0.55% to 2/10/2011	62,595,000	62,590,839
Step-up Coupon, 0.25% to 7/16/2010, 0.375% to 10/16/2010, 0.5% to 1/16/2011, 0.875% to 4/16/2011, 1.125% to 5/11/2011	100,000,000	100,000,000
0.27%, 10/26/2010	100,000,000	99,991,497
Step-up Coupon, 0.3% to 8/5/2010, 0.4% to 11/5/2010, 0.6% to 2/5/2011, 0.8% to 5/5/2011, 1.0% to 5/19/2011	100,000,000	100,000,000
0.375%, 10/26/2010	17,600,000	17,605,148
0.48%, 10/25/2010	22,500,000	22,514,018
0.5%, 7/13/2010	60,750,000	60,748,063
0.5%, 11/23/2010	20,000,000	20,011,508
0.52%, 4/12/2011	22,500,000	22,500,000
0.55%, 7/29/2010	98,450,000	98,447,961
1.3%, 4/5/2012	125,000,000	125,024,207
Federal Home Loan Mortgage Corp.:
0.177%**, 7/13/2010	50,000,000	49,996,833
0.191%**, 8/16/2010	36,200,000	36,190,980
0.206%**, 8/24/2010	47,500,000	47,485,038
0.222%**, 7/12/2010	56,020,000	56,015,892
0.227%**, 9/1/2010	34,518,000	34,504,327
0.278%**, 10/26/2010	72,700,000	72,633,843
0.328%**, 12/7/2010	20,000,000	19,970,850
0.328%**, 12/17/2010	20,000,000	19,969,017
0.338%**, 12/15/2010	40,000,000	39,936,911
1.43%, 9/3/2010	97,500,000	97,636,087
Federal National Mortgage Association:
0.204%**, 8/2/2010	240,000,000	239,955,200
0.21%**, 7/1/2010	55,000,000	55,000,000
0.217%**, 8/25/2010	200,000,000	199,932,778
0.268%**, 10/25/2010	100,000,000	99,913,000
0.278%**, 11/1/2010	47,350,000	47,304,702
0.299%**, 1/18/2011	87,500,000	87,353,438
0.488%**, 4/7/2011	3,235,000	3,222,671
0.535%**, 8/5/2010	18,400,000	18,390,161
5.5%, 3/15/2011	33,050,000	34,202,984
		2,503,730,293
US Treasury Obligations 1.4%
US Treasury Bills:
0.065%**, 7/22/2010	2,240,000	2,239,915
0.075%**, 8/5/2010	958,000	957,930
0.085%**, 8/12/2010	3,191,000	3,190,684
0.09%**, 8/12/2010	800,000	799,916
0.109%**, 7/15/2010	3,120,000	3,119,866
0.119%**, 7/22/2010	4,812,000	4,811,663
0.125%**, 9/23/2010	2,219,000	2,218,353
0.14%**, 8/26/2010	32,000,000	31,993,031
0.145%**, 8/5/2010	2,250,000	2,249,683
0.149%**, 7/1/2010	4,308,000	4,308,000
0.15%**, 7/8/2010	976,000	975,972
0.15%**, 7/29/2010	2,806,000	2,805,673
0.154%**, 7/29/2010	9,445,000	9,443,861
0.155%**, 7/15/2010	466,000	465,972
0.19%**, 11/4/2010	17,878,000	17,866,111
0.43%**, 7/29/2010	10,000,000	9,996,656
0.49%**, 7/29/2010	1,100,000	1,099,581
US Treasury Notes:
1.125%, 6/30/2011	276,200,000	278,127,342
1.25%, 11/30/2010	25,000,000	25,099,279
4.5%, 2/28/2011	14,850,000	15,254,041
		417,023,529
Total Government & Agency Obligations (Cost $3,011,446,569)		3,011,446,569

Short-Term Notes* 12.7%
ASB Finance Ltd.:
144A, 0.469%, 1/14/2011	50,000,000	50,002,722
144A, 0.48%, 12/3/2010	100,000,000	100,003,474
Bank of Nova Scotia, 0.357%, 11/23/2010	35,700,000	35,700,000
Barclays Bank PLC, 0.517%, 10/22/2010	307,450,000	307,450,000
Bayerische Landesbank, 0.407%, 7/25/2011	40,000,000	39,988,735
Canadian Imperial Bank of Commerce:
0.23%, 8/25/2010	190,500,000	190,500,000
0.24%, 7/26/2010	35,000,000	35,000,000
0.349%, 10/15/2010	50,000,000	50,000,000
0.35%, 11/8/2010	125,000,000	125,000,000
0.35%, 12/13/2010	100,000,000	100,000,000
0.47%, 11/22/2010	35,000,000	35,000,000
Dexia Credit Local, 1.054%, 4/18/2011	115,000,000	115,009,714
Intesa Sanpaolo SpA, 0.275%, 10/18/2010	75,000,000	74,996,573
JPMorgan Chase Bank NA, 0.347%, 7/28/2011	191,200,000	191,200,000
Kreditanstalt fuer Wiederaufbau, 0.811%, 3/2/2011	7,860,000	7,877,936
National Australia Bank Ltd.:
144A, 0.377%, 1/27/2011	160,000,000	160,000,000
0.4%, 7/12/2010	133,000,000	133,000,000
Natixis:
0.29%, 8/5/2010	300,000,000	300,000,000
0.399%, 12/14/2010	38,000,000	38,000,000
Rabobank Nederland NV:
0.337%, 11/22/2010	52,500,000	52,500,000
0.35%, 3/11/2011	50,000,000	50,000,000
0.405%, 4/26/2011	100,000,000	100,000,000
144A, 0.435%, 6/16/2011	75,000,000	75,000,000
144A, 0.791%, 4/7/2011	278,000,000	278,000,000
Royal Bank of Canada:
0.347%, 2/24/2011	50,000,000	50,000,000
0.349%, 3/14/2011	50,000,000	50,000,000
0.35%, 3/10/2011	100,000,000	100,000,000
0.425%, 11/24/2010	70,000,000	70,000,000
Toronto-Dominion Bank, 0.35%, 2/4/2011	208,000,000	208,000,000
UBS AG:
0.354%, 7/8/2010	4,000,000	4,000,015
1.24%, 7/1/2010	500,000	500,000
Westpac Banking Corp.:
0.24%, 10/12/2010	100,000,000	100,000,000
0.26%, 1/10/2011	130,000,000	130,000,000
0.341%, 7/6/2010	119,350,000	119,350,000
144A, 0.375%, 7/2/2010	50,000,000	50,000,000
144A, 0.398%, 12/13/2010	100,000,000	100,000,000
Total Short-Term Notes (Cost $3,626,079,169)		3,626,079,169

Supranational 0.5%
Inter-American Development Bank, 0.333%**, 8/16/2010 (Cost $147,935,702)	148,000,000	147,935,702

Time Deposits 18.0%
Bank of Nova Scotia, 0.02%, 7/1/2010	530,000,000	530,000,000
Banque Federative du Credit Mutuel, 0.26%, 7/1/2010	850,000,000	850,000,000
Citibank NA, 0.06%, 7/1/2010	537,438,423	537,438,423
JPMorgan Chase Bank NA, 0.01%, 7/1/2010	700,000,000	700,000,000
National Australia Bank Ltd., 0.03%, 7/1/2010	400,000,000	400,000,000
Natixis, 0.12%, 7/1/2010	266,000,000	266,000,000
Societe Generale, 0.05%, 7/1/2010	900,000,000	900,000,000
Svenska Handelsbanken AB, 0.02%, 7/1/2010	450,000,000	450,000,000
UBS AG, 0.09%, 7/1/2010	250,000,000	250,000,000
Wells Fargo Bank NA, 0.01%, 7/1/2010	271,900,000	271,900,000
Total Time Deposits (Cost $5,155,338,423)		5,155,338,423

Municipal Bonds and Notes 3.7%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.23%***, 7/1/2022	39,295,000	39,295,000
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.25%***, 6/1/2036, JPMorgan Chase Bank (a)	18,400,000	18,400,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.2%***, 1/1/2035, Scotiabank (a)	12,160,000	12,160,000
California, Housing Finance Agency Revenue, Series A, AMT, 0.25%***, 8/1/2035	10,000,000	10,000,000
Chicago, IL, Midway Airport Revenue, Series A-2, 0.32%***, 1/1/2025, JPMorgan Chase Bank (a) (b)	8,000,000	8,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.28%***, 5/1/2030, Evangelical Christian Credit Union (a)	16,200,000	16,200,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.28%***, 6/1/2038, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Colorado, Housing & Finance Authority, Series I-A1, 144A, 0.33%***, 10/1/2036	8,000,000	8,000,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 0.42%***, 11/1/2034	9,800,000	9,800,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B1, 0.31%***, 5/1/2038	44,535,000	44,535,000
"I", Series A-2, 0.33%***, 5/1/2038	27,145,000	27,145,000
District of Columbia, Anacostia Waterfront Corp., Pilot Revenue, Series F02, 144A, 0.23%***, 9/30/2022	44,985,000	44,985,000
Florida, Jacksonville Electric Authority, Electric Systems Revenue, 0.34%, 8/6/2010	33,200,000	33,200,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University:
Series C1, 0.2%***, 9/1/2036	17,300,000	17,300,000
Series B-2, 0.21%***, 9/1/2035	16,500,000	16,500,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.2%***, 11/15/2047, Northern Trust Co. (a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series B, 0.27%***, 4/1/2032, JPMorgan Chase Bank (a)	17,600,000	17,600,000
Illinois, Finance Authority, Pollution Control Revenue, Commonwealth Edison Co., Series F, 144A, 0.22%***, 3/1/2017, JPMorgan Chase Bank (a)	10,100,000	10,100,000
Iowa, Finance Authority, Multi-Family Revenue, Windsor on the River LLC, Series A, AMT, 0.35%***, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Kansas, State Department of Transportation Highway Revenue, Series C-3, 0.2%***, 9/1/2023	9,675,000	9,675,000
Los Angeles County, CA, Multifamily Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.25%***, 12/1/2032	15,800,000	15,800,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series D, AMT, 0.37%***, 11/15/2042	10,000,000	10,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.28%***, 10/1/2034, Bank of America NA (a)	13,600,000	13,600,000
Michigan, State University Revenues, Series A, 0.2%***, 8/15/2030	20,295,000	20,295,000
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 0.22%***, 10/1/2035, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.27%***, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.22%***, 10/1/2030	24,850,000	24,850,000
New Hampshire, Health & Education Facilities Authority Revenue, Phillips Exeter Academy, 0.31%***, 9/1/2042	20,000,000	20,000,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods Co. at Exeter, 0.28%***, 3/1/2038, Bank of America NA (a)	17,700,000	17,700,000
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series D, 0.21%***, 6/15/2032, Sumitomo Mitsui Banking (a)	23,000,000	23,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University:
Series B-1, 0.26%***, 7/1/2034, Bank of America NA (a)	28,195,000	28,195,000
Series B-2, 0.27%***, 7/1/2037, Bank of America NA (a)	32,000,000	32,000,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc., Series C-3, 144A, AMT, 0.23%***, 11/1/2039, Mizuho Corporate Bank (a)	27,000,000	27,000,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.25%***, 5/15/2041	48,500,000	48,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.23%***, 5/15/2036	51,500,000	51,500,000
New York, NY, General Obligation:
Series A-5, 0.19%***, 8/1/2031, Bank of Nova Scotia (a)	14,320,000	14,320,000
Series J12, 0.5%***, 8/1/2029	50,280,000	50,280,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.3%***, 8/1/2033, Bank of America NA (a)	8,075,000	8,075,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.34%***, 12/1/2031, Branch Banking & Trust (a)	12,775,000	12,775,000
North Texas, Tollway Authority Revenue, Series D, 0.22%***, 1/1/2049, JPMorgan Chase Bank (a)	27,000,000	27,000,000
Oklahoma, State Turnpike Authority Revenue:
Series D, 0.27%***, 1/1/2028	10,410,000	10,410,000
Series C, 0.3%***, 1/1/2028	10,000,000	10,000,000
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Rhode Island School of Design, Series B, 0.22%***, 8/15/2036, Bank of America NA (a)	14,100,000	14,100,000
Riverside County, CA, Certificates of Participation, Public Safety, Communication & Woodcrest Library, 0.28%***, 11/1/2039, Bank of America NA (a)	5,000,000	5,000,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A-3, AMT, 0.22%***, 5/1/2030, JPMorgan Chase Bank (a)	13,000,000	13,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.31%***, 4/1/2021	24,570,000	24,570,000
Texas, State Veterans Housing Assistance Fund II, Series C, 0.34%***, 6/1/2031	11,700,000	11,700,000
Texas, University of Houston Revenues, Consolidated Systems, 0.27%***, 2/15/2024	9,205,000	9,205,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.27%***, 7/1/2037, Bank of Scotland (a)	32,145,000	32,145,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, Series A, 0.34%***, 5/28/2021, Branch Banking & Trust (a)	18,200,000	18,200,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.3%***, 12/1/2037	10,385,000	10,385,000
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 0.33%***, 1/1/2034, Branch Banking & Trust (a)	13,480,000	13,480,000
Wisconsin, Housing & Economic Development Authority Revenue, Series A, 0.32%***, 5/1/2042	14,035,000	14,035,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.31%***, 3/1/2033 (b)	15,975,000	15,975,000
Wisconsin, University Hospitals & Clinics Authority Revenue, Series B, 0.23%***, 4/1/2029, US Bank NA (a)	5,330,000	5,330,000
Total Municipal Bonds and Notes (Cost $1,053,320,000)		1,053,320,000

Repurchase Agreements 2.8%
Banc of America Securities LLC, 0.03%, dated 6/30/2010, to be repurchased at $301,427,694 on 7/1/2010 (c)	301,427,443	301,427,443
BNP Paribas, 0.01%, dated 6/30/2010, to be repurchased at $89,797,175 on 7/1/2010 (d)	89,797,150	89,797,150
BNP Paribas, 0.04%, dated 6/30/2010, to be repurchased at $243,137,605 on 7/1/2010 (e)	243,137,335	243,137,335
JPMorgan Securities, Inc., 0.02%, dated 6/30/2010, to be repurchased at $116,439,825 on 7/1/2010 (f)	116,439,760	116,439,760
The Goldman Sachs & Co., 0.03%, dated 6/30/2010, to be repurchased at $31,842,039 on 7/1/2010 (g)	31,842,012	31,842,012
Total Repurchase Agreements (Cost $782,643,700)		782,643,700
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $28,615,611,075)+	100.1	28,615,611,075
Other Assets and Liabilities, Net	(0.1)	(32,802,719)
Net Assets	100.0	28,582,808,356

* These securities are shown at their current rate as of June 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2010.

+ The cost for federal income tax purposes was $28,615,611,075.

(a) Security incorporates a letter of credit from the bank listed.

(b) Federal and state taxable issue.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,160,000	Federal Farm Credit Bank	0.597-0.666	11/4/2010- 1/24/2011	10,181,829
132,725,000	Federal Home Loan Bank	0.243-6.0	10/28/2010- 11/2/2029	135,092,601
99,812,000	Federal National Mortgage Association	Zero Coupon- 3.05	9/22/2010- 3/2/2040	85,572,263
538,000	International Bank for Reconstruction & Development	Zero Coupon- 9.25	8/15/2011- 7/15/2017	578,986
16,300,000	Residual Funding STRIPS	Zero Coupon	10/15/2020	11,023,690
61,408,000	Resolution Funding Corp. STRIPS	Zero Coupon	10/15/2011- 1/15/2026	50,183,138
3,462,000	Tennessee Valley Authority	5.25	9/15/2039	3,840,682
11,325,000	World Bank	Zero Coupon	8/2/2010- 8/16/2010	11,323,868
Total Collateral Value				307,797,057

(d) Collateralized by $87,903,800 US Treasury Notes, with various coupon rates from 2.625-4.25%, with various maturity dates of 1/15/2011-12/31/2014 with a value of $91,593,096.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
34,918,596	Federal Home Loan Mortgage Corp.	4.5-5.5	1/1/2027- 12/1/2039	37,380,953
144,905,885	Federal National Mortgage Association	4.0-6.5	10/1/2019- 8/1/2047	154,197,006
54,135,490	Government National Mortgage Association	4.5-5.5	11/15/2033- 6/15/2040	58,282,103
Total Collateral Value				249,860,062

(f) Collateralized by $136,909,806 US Treasury STRIPS, Zero Coupon, with various maturity dates of 5/15/2014-11/15/2023 with a value of $118,769,993.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
238,301	Federal Home Loan Mortgage Corp.	3.12- 4.505	2/1/2033- 6/1/2039	250,760
29,501,463	Federal National Mortgage Association	4.0-8.0	6/1/2012- 2/1/2050	32,228,092
Total Collateral Value				32,478,852

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

FDIC: Federal Deposit Insurance Corp.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (h)	$ —	$ 27,832,967,375	$ —	$ 27,832,967,375
Repurchase Agreements	$ —	$ 782,643,700	$ —	$ 782,643,700
Total	$ —	$ 28,615,611,075	$ —	$ 28,615,611,075

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(h) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 28,615,611,075
Cash	65,468,416
Receivable for investments sold	9,540,000
Interest receivable	9,934,631
Other assets	605,272
Total assets	28,701,159,394
Liabilities
Accrued advisory fee	1,673,614
Payable for investments purchased	115,388,502
Other accrued expenses and payables	1,288,922
Total liabilities	118,351,038
Net assets, at value	$ 28,582,808,356

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Interest	$ 49,713,273
Expenses: Advisory fee	21,639,409
Administration fee	5,228,542
Custodian fee	1,024,275
Professional fees	363,636
Trustees' fees and expenses	753,110
Other	531,857
Total expenses before expense reductions	29,540,829
Expense reductions	(3,398,118)
Total expenses after expense reductions	26,142,711
Net investment income	23,570,562
Net realized gain (loss)	(88,668)
Net increase (decrease) in net assets resulting from operations	$ 23,481,894

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 23,570,562	$ 141,843,060
Net realized gain (loss)	(88,668)	2,999,242
Net increase (decrease) in net assets resulting from operations	23,481,894	144,842,302
Capital transactions in shares of beneficial interest: Proceeds from capital invested	161,307,263,464	296,774,683,917
Value of capital withdrawn	(175,213,869,386)	(284,106,783,365)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(13,906,605,922)	12,667,900,552
Increase (decrease) in net assets	(13,883,124,028)	12,812,742,854
Net assets at beginning of period	42,465,932,384	29,653,189,530
Net assets at end of period	$ 28,582,808,356	$ 42,465,932,384

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28,583	42,466	29,653	33,739	8,877	9,931
Ratio of expenses before expense reductions (%)	.17*	.16	.17	.17	.20	.21
Ratio of expenses after expense reductions (%)	.15*	.14	.13	.14	.18	.18
Ratio of net investment income (%)	.14*	.43	2.85	5.14	4.83	3.08
Total Return (%)[b,c]	.07**	.48	2.81	5.31	4.97	3.15

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York business trust.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2010, Cash Management Fund, Cash Reserves Fund Institutional Shares, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 10%, 12%, 4% and 72%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by a money market portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Portfolio.

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly advisory fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2010 through July 29, 2010, the Advisor has contractually agreed to reimburse certain operating expenses to the extent necessary to maintain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.15%.

For the six months ended June 30, 2010, the Advisor waived a portion of its management fee aggregating $3,393,636 and the amount charged aggregated $18,245,773, which was equivalent to an annualized effective rate of 0.10% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $5,228,542, of which $711,297 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2010, the Portfolio's custodian fee was reduced by $4,482 for custody credits earned.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund's voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of each fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 30, 2010